Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings, Unappropriated [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 395,058	$ 107,010	$ 103,051	$ (4,502)	$ 166	$ 187,712	$ 393,437	$ 1,621
Balance (in shares) at Dec. 31, 2011		356,700		(7,420)
Shares acquisition	(8,886)	0	0	(8,886)	0	0	(8,886)	0
Shares acquisition (in shares)		0		(11,443)
Restricted stock vested	0	0	(919)	919	0	0	0	0
Restricted stock vested (in shares)		0		1,313
Share-based compensation expenses	1,936	0	1,936	0	0	0	1,936	0
New shares issued by subsidiary	365	0	342	0	0	0	342	23
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	533	0	501	0	0	0	501	32
Declaration of cash dividends	(10,680)	0	0	0	0	(10,680)	(10,680)	0
Comprehensive Income:
Net income (loss)	50,138	0	0	0	0	51,596	51,596	(1,458)
Other comprehensive income (loss)	(306)	0	0	0	(303)	0	(303)	(3)
Balance at Dec. 31, 2012	428,158	107,010	104,911	(12,469)	(137)	228,628	427,943	215
Balance (in shares) at Dec. 31, 2012		356,700		(17,550)
Restricted stock vested	0	0	(1,349)	1,349	0	0	0	0
Restricted stock vested (in shares)		0		1,900
Share-based compensation expenses	1,840	0	1,838	0	0	0	1,838	2
Excess tax benefits from restricted stock vested	1,271	0	1,271	0	0	0	1,271	0
New shares issued by subsidiary	6,245	0	2,426	0	0	0	2,426	3,819
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(2,241)	0	(2,461)	0	0	0	(2,461)	220
Declaration of cash dividends	(42,394)	0	0	0	0	(42,394)	(42,394)	0
Comprehensive Income:
Net income (loss)	55,924	0	0	0	0	61,476	61,476	(5,552)
Other comprehensive income (loss)	(244)	0	0	0	(275)	0	(275)	31
Balance at Dec. 31, 2013	448,559	107,010	106,636	(11,120)	(412)	247,710	449,824	(1,265)
Balance (in shares) at Dec. 31, 2013		356,700		(15,650)
Restricted stock vested	0	0	(976)	976	0	0	0	0
Restricted stock vested (in shares)		0		1,375
Share-based compensation expenses	1,929	0	1,929	0	0	0	1,929	0
Excess tax benefits from restricted stock vested	1,232	0	1,232	0	0	0	1,232	0
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(1,394)	0	(1,013)	0	0	0	(1,013)	(381)
Declaration of cash dividends	(46,042)	0	0	0	0	(46,042)	(46,042)	0
Comprehensive Income:
Net income (loss)	63,903	0	0	0	0	66,598	66,598	(2,695)
Other comprehensive income (loss)	110	0	0	0	96	0	96	14
Balance at Dec. 31, 2014	$ 468,297	$ 107,010	$ 107,808	$ (10,144)	$ (316)	$ 268,266	$ 472,624	$ (4,327)
Balance (in shares) at Dec. 31, 2014		356,700		(14,275)